Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) (10-K) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 3,328,192	$ 2,058,299
Receivable allowance	30,800	27,000
Stock-based compensation	244,157	200,471
Accruals	44,816	20,250
Intangible assets	527,235	603,746
Deferred revenues	166,025	264,330
Gross deferred tax asset	4,341,225	3,174,096
Beneficial conversion feature	(352,111)
Deferred Rent	(5,798)
Gross deferred tax liabilities	(357,909)
Net deferred tax assets	3,983,316	3,174,096
Valuation allowance	(3,983,316)	(3,174,096)
Net deferred tax assets, net of valuation allowance